Shareholders’ Equity (Deficit)	12 Months Ended
Dec. 31, 2023
Shareholders’ Equity (Deficit) [Abstract]
SHAREHOLDERS’ EQUITY (DEFICIT)
NOTE 10:-	SHAREHOLDERS’ EQUITY (DEFICIT)

a.	Reverse Share Split:

On September 18, 2023, the Company’s board of directors approved a 1-for-30 reverse share split (See Note 1.b). Following the reverse share split, all Ordinary shares, options, warrants, exercise prices and per share data have been adjusted retroactively for all periods presented in these consolidated financial statements.

b.	Ordinary share capital (with no par value each) following the Reverse Share Split is composed as follows:

	December 31, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares	107,800,000	1,653,559	47,800,000	669,605

c.	Controlled Equity Offering Sales Agreement (the “Sales Agreement”):

In July 2021, the Company entered into a Sales Agreement with Cantor Fitzgerald & Co. (the “Agent”), pursuant to which the Company may offer and sell, from time to time, its Ordinary shares, through the Agent in an at the market offering (“ATM’”), as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended, for an aggregate offering price of up to $45,000, which was subsequently reduced to $8,707 on May 19, 2023.

During the year ended December 31, 2023, the Company sold 75,693 Ordinary Shares under the ATM for a total amount of $2,328, net of issuance cost in the amount of $92.

During the year ended December 31, 2022, the Company sold 35,505 Ordinary shares under the ATM for a total amount of $4,423, net of issuance cost in the amount of $222.

d.	On March 29, 2023, the Company entered into a private placement of unregistered pre-funded warrants to purchase up to 345,238 Ordinary shares (the “PFW”), at a price of $12.60 per PFW with certain of the Company’s existing shareholders. The PFWs have an exercise price of $0.003 per Ordinary share. Accordingly, the consideration for the PFWs amounted to $3,987, net of related placement fees and other offering expenses which amounted to a total of $362. In accordance with ASC No. 480, “Distinguishing Liabilities from Equity” (“ASC 480”), and ASC No. 815-40, “Derivatives and Hedging” (“ASC 815”), the PFWs were qualified for equity accounting.

On March 31, 2023, the Company closed a public offering which was comprised of 561,967 Ordinary shares (inclusive of 73,300 Ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters), at a public offering price of $12.60 per share (the “Public Offering”). The proceeds to the Company from the Public Offering were $6,415, net of underwriting commissions and other offering expenses which amounted to $665.

Following the Public Offering, the Company did not have a sufficient number of authorized Ordinary shares to cover 167,115 PFWs, and as a result, in accordance with ASC 815-40, these PFWs, which amounted to $2,106, were classified as a liability at fair value.

On May 5, 2023, the shareholders of the Company approved to increase the Company’s authorized share capital by 60,000,000, from 47,800,000 to 107,800,000 Ordinary shares, and as a result, in accordance with ASC 480 and 815-40, these PFWs were classified under equity accounting at their fair value, which amounted to $1,905. The change in the PFWs’ fair value was accounted for as financial expenses in the amount of $201.

On May 11, 2023, all of the PFWs were exercised into 345,151 Ordinary shares on a cashless basis.

e.	Ordinary shares rights:

The Ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

f.	Share option plan:

The Company has authorized through its 2012 Share Option Plan, the grant of options to officers, directors, advisors, management and other key employees of up to 312,403 Ordinary shares. The options granted generally have a four-year vesting period and expire ten years after the date of grant. Options granted under the Company’s option plan that are canceled or forfeited before expiration become available for future grant.

On August 7, 2023, the Company’s board of directors approved to increase the Company’s options pool by an additional 156,667 options from 155,736 to 312,403.

As of December 31, 2023, 52,390 of the Company’s options were available for future grants.

During the first quarter of 2023, the Company decreased the exercise price of 67,385 options granted to all employees and a consultant under the 2012 Share Option Plan. As of the modification date, the options can be exercised for $23.07 (the “Repricing”). Following the Repricing, the Company accounted for an incremental value in the total amount of $562, of which $307 was recognized as of the modification date due to vested options, and the rest of the amount will be expensed based on the vesting conditions of each grant.

On May 5, 2023, the Company’s board of directors also approved a similar exercise price decrease of 17,417 options previously granted to the Company’s Chief Executive Officer and board members. Therefore, the Company accounted for an incremental value in the total amount of $63, of which $50 was recognized as of the modification date due to vested options, and the rest of the amount will be expensed based on the vesting conditions of each grant.

A summary of the status of options to employees under the Company’s option plan as of December 31, 2023, and changes during the relevant period ended on that date is presented below:

	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	110,110	$178.99	$115	6.14
Granted	159,087	15.06
Exercised	(1,143)	6.97	$12
Forfeited and expired	(30,398)	100.82

Outstanding at end of year	237,656	$21.30	$-	8.29

Exercisable options	59,426	$47.25	$-	4.34

Vested and expected to vest	237,656	$21.30	$-	8.29

The weighted average grant date fair value of options granted during the year ended December 31, 2023, was $7.66.

The Black-Scholes assumptions used to value the employee share options at the grant dates are presented in the following table by years:

	2023	2022	2021

Dividend yield (%)	0	0	0
Expected volatility (%)	92.59–95.67	70.45–92.67	72.97–78.69
Risk-free interest rate (%)	3.38–4.71	1.81–4.30	0.62–1.32
Expected term (in years)	5.7-6.1	1.2-6	5-6

These assumptions and estimates were determined as follows:

o	Fair Value of Ordinary Shares - The fair value of each Ordinary share was based on the closing price of the Company’s publicly traded Ordinary shares as reported on the date of the grant.

o	Dividend Yield - The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. As a result, an expected dividend yield of zero percent was used.

o	Expected Volatility - As the Company has a short trading history for its Ordinary shares, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

o	Risk-Free Interest Rate - The risk-free rate for the expected term of the options is based on the Black-Scholes option pricing model on the yields of United States of America Treasury securities with maturities appropriate for the expected term of employee share option awards.

o	Expected term - The expected term represents the period that options are expected to be outstanding. For option grants that are considered to be “plain vanilla,” the Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

The total share-based compensation expense recognized by the Company’s departments for the three years ended December 31, 2023, 2022 and 2021, was comprised as follows:

	Year Ended December 31,
	2023	2022	2021

Research and development	$1,791	$2,081	$2,203
Marketing and business development	339	383	317
General and administrative	1,261	1,843	2,230

Total share-based compensation expense	$3,391	$4,307	$4,750

As of December 31, 2023, there were unrecognized compensation costs of $4,235, which are expected to be recognized over a weighted average period of approximately 2.27 years.

g.	Options issued to non-employees (including directors and consultants):

Outstanding options granted to non-employees as of December 31, 2023, were as follows:

Grant date	Options outstanding as of December 31, 2023	Average Exercise price per share ($)	Options exercisable as of December 31, 2023	Exercisable through

April 2016	199	$93.00	199	April 2026
December 2016	239	117.90	239	December 2026
June 2017	478	123.00	478	June 2027
November 2017	597	23.07	597	November 2027
August 2019	2,389	23.07	2,389	August 2029
June 2020	2,150	85.19	2,150	June 2030
April 2021	1,794	23.07	1,794	April 2031
August 2021	500	23.07	374	August 2031
December 2021	333	204.00	222	December 2031
May 2022	1,872	23.07	1,872	May 2032
November 2022	167	31.05	83	November 2032
February 2023	534	24.36	-	February 2033
May 2023	5,529	$18.13	1,633	May 2033

	16,781		12,030

No options were exercised by non-employees during the year ended December 31, 2023.

g.	Warrants:

Further to the discussion in Note 7, as of April 26, 2022 and July 19, 2022, the Company measured the fair value of the warrants to purchase Ordinary shares (a Level 3 valuation) using the Black-Scholes option pricing model.

As of April 26, 2022 and July 19, 2022, the relative fair value of the warrants to purchase Ordinary shares issued to Kreos was $468 and $120, respectively, which was calculated using the following assumptions:

	July 19,	April 26,
	2022	2022

Share price ($)	153.60	148.80
Exercise price ($)	154.05	154.05
Expected volatility (%)	60.57	60.81
Adjustment to risk-free interest rate (%)	3.07	2.84
Dividend yield (%)	-	-
Risk-free interest rate (%)	3.11	2.88
Expected life (in years)	6.72	6.94

During the year ended December 31, 2021, 19,334 D-2 warrants were exercised into 3,866 Ordinary shares on a cashless basis. In addition, 2,283 D-2 warrants were exercised into 2,283 Ordinary shares for a total consideration of $632. As of December 31, 2023 and 2022, no D-2 warrants were outstanding.

As of December 31, 2023, all warrants are exercisable into Ordinary shares, in which the outstanding issued warrants to purchase Ordinary shares as of December 31, 2023, were as follows:

Grant date	Warrants outstanding as of December 31, 2023	Average Exercise price per share ($)		Warrants exercisable as of December 31, 2023	Exercisable through

September 2020	597		$480.00	597	September 2024
April 2022	5,193	$	*) 12.60	5,193	April 2029
July 2022	1,298	$	*) 12.60	1,298	April 2029

	7,088			7,088

*) Following the modification mentioned in Note 7.